Equity, Angra Put Option Rights (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2011	Mar. 06, 2018	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liability at fair value against equity reserve	R$ 1,708,558			R$ 1,854,027
Angra Put Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of diluted holding to exercise the put options		5.00%
Option exercise payment period	6 months
Interest rate per year for exercise of shares		9.50%
Liability at fair value against equity reserve	R$ 37,884
Angra Put Option [Member] | Subsequent Event [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price for exercisable of shares held by Angra			R$ 37,606